UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-10041

JNL Investors Series Trust

(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Mailing address)

Andrew Tedeschi

Jackson National Asset Management, LLC

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 338-5800

Date of Fiscal Year End: December 31

Date of Reporting Period: January 1, 2024 – June 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Report to Shareholders.

JNL Government Money Market Fund
Semi-Annual Shareholder Report
Share Class I
June 30, 2024

This shareholder report contains important information about JNL Government Money Market Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$10	0.19%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,809,633
Number of Investments:	53
Total Advisory Fees Paid ($):	875

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Repurchase Agreement with FICC, 5.32%, 07/01/24	21.4
Repurchase Agreement with CTC, 5.32%, 07/01/24	17.8
Repurchase Agreement with CIB, 5.33%, 07/01/24	10.7
Repurchase Agreement with BNS, 5.32%, 07/01/24	7.1
Treasury, United States Department of, 5.46%, 04/30/26	2.1
FHLBanks Office of Finance, 5.32%, 09/27/24	1.9
Federal Home Loan Bank of New York, 5.36%, 12/03/24	1.7
Treasury, United States Department of, 5.20%, 08/15/24	1.6
Federal Home Loan Bank of Topeka, 5.34%, 10/08/24	1.5
Treasury, United States Department of, 5.32%, 09/05/24	1.5
Total Net Assets	67.3

JNL Government Money Market Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

2

JNL Government Money Market Fund
Semi-Annual Shareholder Report
Share Class SL
June 30, 2024

This shareholder report contains important information about JNL Government Money Market Fund for the period ended June 30, 2024. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com. This report describes changes to the Fund that occurred during the period, if applicable.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SL	$5	0.09%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,809,633
Number of Investments:	53
Total Advisory Fees Paid ($):	875

What did the Fund invest in as of June 30, 2024?

Top 10 Holdings (%)
Repurchase Agreement with FICC, 5.32%, 07/01/24	21.4
Repurchase Agreement with CTC, 5.32%, 07/01/24	17.8
Repurchase Agreement with CIB, 5.33%, 07/01/24	10.7
Repurchase Agreement with BNS, 5.32%, 07/01/24	7.1
Treasury, United States Department of, 5.46%, 04/30/26	2.1
FHLBanks Office of Finance, 5.32%, 09/27/24	1.9
Federal Home Loan Bank of New York, 5.36%, 12/03/24	1.7
Treasury, United States Department of, 5.20%, 08/15/24	1.6
Federal Home Loan Bank of Topeka, 5.34%, 10/08/24	1.5
Treasury, United States Department of, 5.32%, 09/05/24	1.5
Total Net Assets	67.3

JNL Government Money Market Fund

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

2

Item 2. Code of Ethics.

Not applicable to the semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included as a part of the financial statements filed under Item 7.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semi-Annual Financial Statements (unaudited)

JUNE 30, 2024

JNL Investors Series Trust

Jackson® is the marketing name for Jackson Financial Inc., Jackson National Life Insurance Company® (Home Office: Lansing, Michigan), and Jackson National Life Insurance Company of New York® (Home Office: Purchase, New York). Jackson National Life Distributors LLC.

Issued by Jackson National Life Insurance Company
1 Corporate Way, Lansing, MI 48951

Not FDIC/NCUA insured • May lose value • Not bank/CU guaranteed
Not a deposit • Not insured by any federal agency

JNL Investors Series Trust (Unaudited)

Schedule of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
JNL Government Money Market Fund
REPURCHASE AGREEMENTS 56.9%
Repurchase Agreements (a)		1,600,000
Total Repurchase Agreements (cost $1,600,000)		1,600,000
GOVERNMENT AND AGENCY OBLIGATIONS 42.3%
U.S. Treasury Bill 26.8%
Treasury, United States Department of
5.30%, 07/02/24 (b)	30,000	29,996
5.33%, 07/25/24 (b)	15,000	14,947
5.32%, 08/01/24 (b)	30,000	29,864
5.34%, 08/06/24 (b)	30,000	29,842
5.12%, 08/08/24 (b)	14,000	13,925
5.30%, 08/13/24 (b)	29,000	28,819
5.20%, 08/15/24 (b)	45,000	44,712
5.31%, 08/20/24 - 10/01/24 (b)	55,000	54,434
5.32%, 08/27/24 (b)	28,000	27,771
5.28%, 08/29/24 (b)	39,500	39,163
5.32%, 09/05/24 (b)	43,000	42,586
5.17%, 09/12/24 (b)	7,000	6,928
5.31%, 09/24/24 (b)	26,000	25,679
5.31%, 09/26/24 (b)	30,000	29,620
5.30%, 10/08/24 (b)	25,000	24,641
5.19%, 10/10/24 (b)	18,000	17,741
5.29%, 10/15/24 - 10/22/24 (b)	43,000	42,310
5.23%, 10/24/24 - 11/21/24 (b)	42,000	41,200
5.23%, 11/07/24 - 12/05/24 (b)	49,000	48,006
5.24%, 11/14/24 (b)	27,000	26,473
5.24%, 11/29/24 (b)	28,000	27,393
5.24%, 12/12/24 (b)	24,000	23,435
5.22%, 12/19/24 (b)	29,000	28,291
5.21%, 12/26/24 (b)	30,000	29,238
4.88%, 03/20/25 (b)	27,000	26,055
		753,069
U.S. Government Agency Obligations 6.6%
Federal Farm Credit Banks Consolidated Systemwide Bonds
5.44%, (SOFR + 0.10%), 06/26/26 (c) (d)	2,000	2,000
Federal Home Loan Bank of New York
5.34%, (SOFR + 0.00%), 07/08/24 (c) (d)	10,000	10,000
5.36%, (SOFR + 0.02%), 11/12/24 - 12/03/24 (c) (d)	58,000	58,000
Federal Home Loan Bank of Topeka
5.34%, (SOFR + 0.01%), 10/08/24 (c) (d)	43,000	43,000
5.18%, 04/07/25 (d)	8,200	8,200
5.23%, 04/14/25 (d)	16,400	16,400
5.20%, 05/05/25 (d)	16,000	16,000
5.32%, 05/12/25 (d)	17,300	17,300
5.42%, (SOFR + 0.07%), 09/19/25 (c) (d)	7,000	7,000
Federal National Mortgage Association, Inc.
5.44%, (SOFR + 0.10%), 06/18/26 (c) (d)	6,000	6,000
		183,900
Discount Notes 5.2%
FHLBanks Office of Finance
5.33%, 07/24/24 (b) (d)	14,000	13,953
5.32%, 09/27/24 (b) (d)	55,000	54,294
4.77%, 02/04/25 (b) (d)	8,500	8,258
4.87%, 02/07/25 (b) (d)	36,000	34,939
4.83%, 02/10/25 - 02/11/25 (b) (d)	36,000	34,932
		146,376
U.S. Treasury Note 3.7%
Treasury, United States Department of
0.50%, 03/31/25	10,000	9,674
5.55%, (3 Month Treasury + 0.24%), 01/31/26 (c)	35,000	35,027
5.46%, (3 Month Treasury + 0.15%), 04/30/26 (c)	60,000	60,000
		104,701
Total Government And Agency Obligations (cost $1,188,046)		1,188,046
Total Investments 99.2% (cost $2,788,046)		2,788,046
Other Assets and Liabilities, Net 0.8%		21,587
Total Net Assets 100.0%		2,809,633

(a) For repurchase agreements held at June 30, 2024, see Repurchase Agreements in the Schedule of Investments.

(b) The coupon rate represents the yield to maturity.

(c) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented.

(d) The security is a direct debt of the agency and not collateralized by mortgages.

Repurchase Agreements
Counter- party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Acquisition Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
BNS	Treasury, United States Department of, 0.00%-4.88%, due 07/05/24-08/15/53	212,287	203,919	5.32	06/28/24	07/01/24	200,089	200,000	200,000
CIB	Federal National Mortgage Association, Inc., 2.00%-7.50%, due 12/01/36-06/01/54	273,540	181,039
	Federal Home Loan Mortgage Corporation, 2.00%-7.50%, due 12/01/30-06/01/54	153,134	124,961
		426,674	306,000	5.33	06/28/24	07/01/24	300,133	300,000	300,000
CTC	Treasury, United States Department of, 1.13%-4.88%, due 11/15/24-05/15/34	515,210	510,000	5.32	06/28/24	07/01/24	500,222	500,000	500,000
FICC	Treasury, United States Department of, 4.13%-4.25%, due 02/28/31-03/31/31	608,158	612,266	5.32	06/28/24	07/01/24	600,000	600,000	600,000
									1,600,000

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 2.

JNL Investors Series Trust (Unaudited)

Schedule of Investments (in thousands)

June 30, 2024

1 Rounded par and notional amounts are listed in USD unless otherwise noted.

Abbreviations:

"-" Amount rounds to less than one thousand or 0.05%
SOFR - Secured Overnight Financing Rate
U.S. - United States

Counterparty Abbreviations:

BNS – The Bank of Nova Scotia, Toronto
CIB – Canadian Imperial Bank of Commerce
CTC – Creditag Corp
FICC – Fixed Incoming Clearing Corp

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Statement of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2024

JNL Government Money Market Fund
Assets
Investments - unaffiliated, at value	$1,188,046
Repurchase agreements, at value	1,600,000
Cash	79,656
Receivable from:
Dividends and interest	3,703
Adviser	54
Other assets	13
Total assets	2,871,472
Liabilities
Payable for:
Investment securities purchased	48,956
Advisory fees	196
Administrative fees	234
Dividends	12,216
Board of trustee fees	235
Other expenses	2
Total liabilities	61,839
Net assets	$2,809,633
Net assets consist of:
Paid-in capital	$2,809,733
Total distributable earnings (loss)	(100)
Net assets	$2,809,633
Net assets - Class I	$2,207,254
Shares outstanding - Class I	2,207,215
Net asset value per share - Class I	$1.00
Net assets - Class SL	$602,379
Shares outstanding - Class SL	602,375
Net asset value per share - Class SL	$1.00
Investments - unaffiliated, at cost	$1,188,046
Repurchase agreements, at cost	1,600,000

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Statement of Operations (in thousands)

For the period Ended June 30, 2024

JNL Government Money Market Fund
Investment income
Interest	$75,645
Total investment income	75,645

Expenses
Advisory fees	1,174
Administrative fees	1,406
Legal fees	9
Board of trustee fees	26
Chief compliance officer fees	3
Other expenses	14
Total expenses	2,632
Expense waiver	(299)
Net expenses	2,333
Net investment income (loss)	73,312

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Net realized and unrealized gain (loss)	—
Change in net assets from operations	$73,312

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Statement of Changes in Net Assets (in thousands)

For the period Ended June 30, 2024

JNL Government Money Market Fund
Operations
Net investment income (loss)	$73,312
Change in net assets from operations	73,312
Distributions to shareholders
From distributable earnings
Class I	(57,488)
Class SL	(15,824)
Total distributions to shareholders	(73,312)
Share transactions[1]
Proceeds from the sale of shares
Class I	17,978,081
Class SL	4,923,295
Cost of shares redeemed
Class I	(18,207,191)
Class SL	(5,162,419)
Change in net assets from
share transactions	(468,234)
Change in net assets	(468,234)
Net assets beginning of period	3,277,867
Net assets end of period	$2,809,633

Share transactions[1]
Shares sold
Class I	17,978,082
Class SL	4,923,295
Shares redeemed
Class I	(18,207,191)
Class SL	(5,162,419)
Change in shares
Class I	(229,109)
Class SL	(239,124)
Purchases and sales of long term
investments
Purchase of securities	$256,901
Purchase of U.S. Government securities	299,026
Total purchases	$555,927
Proceeds from sales of securities	$239,795
Proceeds from sales of U.S. Government
securities	194,477
Total proceeds from sales	$434,272

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Statement of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2023

JNL Government Money Market Fund
Operations
Net investment income (loss)	$139,233
Net realized gain (loss)	184
Change in net assets from operations	139,417
Distributions to shareholders
From distributable earnings
Class I	(119,658)
Class SL	(19,598)
Total distributions to shareholders	(139,256)
Share transactions[1]
Proceeds from the sale of shares
Class I	29,604,320
Class SL	12,657,148
Cost of shares redeemed
Class I	(30,263,245)
Class SL	(11,815,646)
Change in net assets from
share transactions	182,577
Change in net assets	182,738
Net assets beginning of year	3,095,129
Net assets end of year	$3,277,867

[1]Share transactions
Shares sold
Class I	29,604,320
Class SL	12,657,146
Shares redeemed
Class I	(30,263,245)
Class SL	(11,815,647)
Change in shares
Class I	(658,925)
Class SL	841,499

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

Net Investment Income (Loss). Net investment income(loss) is calculated using the average shares method.

Total Return. Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year.

Income and Expense Ratios. Ratios are annualized for periods less than one year.

			Increase (decrease) from investment operations			Distributions from					Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)		Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL Government Money Market Fund

Class I
06/30/24		1.00	0.03	0.00	0.03	(0.03)		—	1.00	2.60	2,207,254	N/A	0.19		0.19	5.19
12/31/23	(d)	1.00	0.03	0.00	0.03	(0.03)		—	1.00	4.92	2,436,364	N/A	0.25		0.25	6.36
12/31/22		1.00	0.01	0.00	0.01	(0.01)		—	1.00	1.31	3,095,129	N/A	0.33	(a)	0.18	1.16	(b)
12/31/21		1.00	0.00	0.00	0.00	(0.00)	(c)	—	1.00	0.01	3,605,301	N/A	0.05		0.19	0.01
12/31/20		1.00	0.00	0.00	0.00	(0.00)	(c)	—	1.00	0.34	3,071,484	N/A	0.16		0.19	0.31
12/31/19		1.00	0.02	0.00	0.02	(0.02)		—	1.00	2.08	2,692,869	N/A	0.19		0.19	2.05

Class SL
06/30/24		1.00	0.03	0.00	0.03	(0.03)		—	1.00	2.66	602,379	N/A	0.09		0.19	5.29
12/31/23	(e)	1.00	0.03	0.00	0.03	(0.03)		—	1.00	3.50	841,503	N/A	0.09		0.19	5.16

(a)	Includes payments by the Fund for the Adviser's recapture of previously waived/reimbursed fees.
(b)	The ratio for net investment income (loss) to average net assets without expense waivers or recovery of contractual expense waivers for JNL Government Money Market Fund for 2022 was 1.31%.
(c)	Amount represents less than $0.005.
(d)	Prior to May 1, 2023, the Fund offered Institutional Class shares. Effective May 1, 2023, Institutional Class shares were renamed to Class I shares.
(e)	Effective May 1, 2023, Class SL shares were offered by the Fund.

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2024

NOTE 1. ORGANIZATION

JNL Investors Series Trust (“Trust”) is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts, by a Declaration of Trust, dated July 28, 2000, as amended and restated September 25, 2017. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), and its shares are registered under the Securities Act of 1933, as amended (“1933 Act”). The Trust operates as a series trust, and at June 30, 2024 consisted of one (1) series, JNL Government Money Market Fund (the “Fund”), which is a diversified investment company as defined in the 1940 Act. The Fund represents shares of beneficial interest in a separate portfolio of securities and other assets, with its own investment objective.

Jackson National Asset Management, LLC (“JNAM”, “Adviser” or “Administrator”), an indirect, wholly owned subsidiary of Jackson Financial Inc. (“Jackson”), serves as investment adviser and administrator to the Fund.

No shares of the Fund are sold to retail investors, but they are available for investment by affiliated parties. Affiliated parties or Jackson owned 100% of the outstanding capital shares of the Fund at June 30, 2024.

Fund Changes. Prior to February 1, 2024, Wellington Management Company LLP served as Sub-Adviser for the Fund. Effective February 1, 2024, Mellon Investments Corporation replaced Wellington Management Company LLP as Sub-Adviser for the Fund.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Security Valuation. Under the Trust’s valuation policy and procedures (“Valuation Policies and Procedures”), the Trust’s Board of Trustees (“Board” or “Trustees”) has designated to the Adviser the responsibility for carrying out certain functions relating to the valuation of portfolio securities for the purpose of determining the net asset value ("NAV") of the Fund. The Adviser has established a Valuation Committee (the “Valuation Committee”) that is charged with the responsibilities set forth in the Valuation Policies and Procedures. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures approved by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board.

The NAV of the Fund’s shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). However, consistent with legal requirements, calculation of the Fund’s NAV may be suspended on days determined by the Board during times of NYSE market closure, which may include times during which the SEC issues policies or protocols associated with such closure pursuant to Section 22(e) of the 1940 Act. In the event that the NYSE is closed unexpectedly or opens for trading but closes earlier than scheduled, the Fund's Valuation Committee will evaluate if trading activity on other U.S. exchanges and markets for equity securities is considered reflective of normal market activity. To the extent an NYSE closure is determined to be accompanied by a disruption of normal market activity, the Valuation Committee may utilize the time the NYSE closed for purposes of measuring and calculating the Fund's NAV. To the extent an NYSE closure is determined to not have resulted in a disruption of normal market activity, the Valuation Committee may utilize the time the NYSE was scheduled to close for purposes of measuring and calculating the Fund's NAV. All securities in the JNL Government Money Market Fund, as permitted by compliance with applicable provisions of Rule 2a-7 under the 1940 Act, are valued at amortized cost, unless it is determined that such practice does not approximate fair value. Debt securities are generally valued by independent pricing services approved by the Board. Pricing services utilized to value debt securities may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data. If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or an evaluated price, as applicable, obtained from the Fund's Sub-Adviser, a broker/dealer, a widely used quotation system or other approved third-party sources.

If an investment is valued at a fair value for purposes of calculating the Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Distributions to Shareholders. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. The Fund declares dividends from net investment income daily and pays dividends monthly. Distributions of net realized capital gains, if any, are distributed by the Fund at least annually, to the extent they exceed available capital loss carryforwards.

Security Transactions and Investment Income. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses are determined on the specific identification basis. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Interest income, including effective-yield amortization of discounts and premiums on debt securities, is accrued daily.

Expenses. Expenses are recorded on an accrual basis. Expenses of the Fund are allocated to the classes based on the average daily net assets of each class. Expenses attributable to a specific class of shares are charged to that class.

JNL Investors Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2024

Guarantees and Indemnifications. In the normal course of business, the Trust may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. However, since its commencement of operations, the Fund has not had claims or losses pursuant to its contracts and expects the risk of loss to be remote. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Recent Accounting Pronouncements. In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The guidance provides optional expedients and exceptions for applying GAAP to contract modifications and hedging relationships, subject to meeting certain criteria, that reference the London Interbank Offered Rate (LIBOR) or another reference rate expected to be discontinued due to reference rate reform. The amendments in this update are elective and may be applied through December 31, 2024. Management has evaluated the amendments and determined that they will not have a significant impact on the Fund's financial statements.

NOTE 3. FAIR VALUE MEASUREMENT

FASB ASC Topic 820 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments under this guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third-party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, broker quotes in active markets, securities subject to corporate actions or securities valued at amortized cost.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities that are priced based on single source broker quotes; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; or investments for which reliable quotes are otherwise not available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s investments in securities and other financial instruments (in thousands) as of June 30, 2024 by valuation level.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Government Money Market Fund
Assets - Securities
Government And Agency Obligations	—	1,188,046	—	1,188,046
Repurchase Agreements	—	1,600,000	—	1,600,000
	—	2,788,046	—	2,788,046

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation. There were no significant transfers into or out of Level 3 for the period. There were no significant Level 3 valuations for which unobservable valuation inputs were developed at June 30, 2024.

NOTE 4. SECURITIES INVESTMENTS

U.S. Government Agencies or Government Sponsored Enterprises. The Fund may invest in U.S. Government agencies or government sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (“U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest paying securities of similar maturities.

JNL Investors Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2024

Government-related guarantors (i.e., guarantors that are not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers, which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

FNMA and FHMLC have been operating as going concerns in a conservatorship overseen by the Federal Housing Finance Agency ("FHFA") since 2008. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and each enterprise’s assets. However, each remains liable for all of its obligations, including its guarantees, associated with its mortgage-backed securities. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with FNMA and FHLMC. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received senior preferred stock in each enterprise and warrants to purchase each enterprise’s common stock.

Repurchase Agreements. The Fund may invest in repurchase agreements. In a repurchase agreement the Fund receives debt securities (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the securities at an agreed upon price and date. The underlying securities used as collateral for repurchase agreements may be held in safekeeping by the Fund’s Custodian or designated sub-custodians under triparty repurchase agreements. Earnings on collateral and compensation to the seller are based on agreed upon rates between the seller and the Fund. Interest earned on repurchase agreements is recorded as interest income to the Fund. When a repurchase agreement is entered into, the Fund typically receives securities with a value that approximates or exceeds the repurchase price, including any accrued interest earned on the repurchase agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties with a frequency and in amounts prescribed in the repurchase agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of such collateral may decline.

NOTE 5. PRINCIPAL RISKS

Market and Volatility Risk. In the normal course of business, the Fund trades financial instruments and enters into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”). Additionally, prices of financial instruments may fluctuate over short periods or extended periods of time in response to company, market, economic or political news (“volatility risk”). Equity securities generally have more price volatility than fixed-income securities, and long term fixed-income securities normally have more price volatility than short term fixed-income securities.

Concentration Risk. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or a limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Interest Rate Risk. When interest rates increase, fixed-income securities generally will decline in value. A wide variety of factors can cause interest rates to rise such as central bank monetary policies, inflation rates and general economic conditions. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations. Recently, there have been inflationary price movements, which have caused the fixed income securities markets to experience heightened levels of interest rate volatility and liquidity risk.

Prepayment Risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date and that the Fund may have to reinvest the proceeds in an investment that may have a lower interest rate. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

Credit and Counterparty Risk. In the normal course of business, the Fund trades financial instruments and enters into financial transactions where the risk of potential loss exists due to failure of the other party to a transaction to perform (“credit risk”). Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled, or open transactions will default. Financial assets, which potentially expose the Fund to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”). The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets is incorporated within its carrying value as recorded in the Fund's Statement of Assets and Liabilities. For certain derivative contracts, the potential loss could exceed the value of the financial assets recorded in the financial statements.

Cybersecurity Risk. Cyber-attacks could disrupt daily operations related to trading and portfolio management. In addition, technology disruptions and cyber-attacks may impact the operations or securities prices of an issuer or a group of issuers, and thus may have an adverse impact on the value of the Fund’s investments. Cyber-attacks on the Fund’s Sub-Adviser and service providers could cause business failures or delays in daily processing and the Fund may need to delay transactions, consistent with regulatory requirements, as a result and could impact the performance of the Fund.

Market Disruption and Geopolitical Risk. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the U.S. War, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term

JNL Investors Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2024

effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic resulted in significant market volatility, liquidity constraints, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund's investments and the Fund. Any of these occurrences could disrupt the operations of the Fund and of the Fund's service providers.

NOTE 6. INVESTMENT TRANSACTION AGREEMENTS AND COLLATERAL

Under various agreements, certain investment transactions require collateral to be pledged to or from the Fund and a counterparty or segregated at the custodian and the collateral is managed pursuant to the terms of the agreement. U.S. Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of high quality or sovereign securities may be used. Securities held by the Fund that are used as collateral are identified as such within the Schedule of Investments.

Master Netting Agreements (“Master Agreements”). The Fund is subject to various Master Agreements, which govern the terms of certain transactions and mitigate the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Because different types of financial transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, potentially resulting in the need for multiple agreements with a single counterparty. The Fund may net exposure and collateralize multiple transaction types governed by the same Master Agreement with the same counterparty and may close out and net its total exposure to a counterparty in the event of a default and/or termination event with respect to all the transactions governed under a single agreement with a counterparty. Each Master Agreement defines whether the Fund is contractually able to net settle daily payments. Additionally, certain circumstances, such as laws of a particular jurisdiction or settlement of amounts due in different currencies, may prohibit or restrict the right of offset as defined in the Master Agreements.

Master Agreements also help limit credit and counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Agreement. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Fund's Sub-Adviser attempts to limit counterparty risk by only entering into Master Agreements with counterparties that the Sub-Adviser believes to have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”). Master Repo Agreements govern repurchase, reverse repurchase and Treasury roll transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation and confirmation, income payments and transfer, events of default, termination, and maintenance of collateral. In the event of default, the total value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. Securities purchased under repurchase agreements are reflected as an asset on a Fund’s Statement of Assets and Liabilities. The value of repurchase agreements and collateral pledged or received by a counterparty are disclosed in the Schedule of Investments. The Fund’s net exposure to the counterparty is determined by the amount of any excess or shortfall in collateral compared to the value of the repurchase agreement.

NOTE 7. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory Fee. The Trust has an investment advisory and management agreement with JNAM, whereby JNAM provides investment management services. The Fund pays JNAM an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of the Fund. A portion of this fee is paid by JNAM to the Sub-Adviser as compensation for its services. The Fund is obligated to pay JNAM an annual rate of 0.09% for net assets up to $1 billion, 0.08% for net assets between $1 billion and $3 billion, 0.07% for net assets between $3 billion and $5 billion and 0.06% for net assets over $5 billion.

Administrative Fee. JNAM also serves as the Administrator to the Fund. JNAM provides or procures most of the necessary administrative functions and services for the operations of the Fund. The Fund pays JNAM an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of the Fund. The Fund is obligated to pay JNAM an annual rate of 0.10% for net assets up to $3 billion, 0.09% for net assets between $3 billion and $5 billion and 0.08% for net assets over $5 billion. Pursuant to a contractual waiver agreement, JNAM has agreed to waive 100% of its administrative fees for Class SL shares of the Fund. None of the waived administrative fees can be recaptured by JNAM. In accordance with the administration agreement, JNAM, at its own expense, arranges for legal, audit, fund accounting, transfer agency, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs, and all other services necessary for the operation of the Fund. The Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, registration fees, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Trustees (“Independent Trustees”) and independent legal counsel to the Independent Trustees and a portion of the costs associated with the Chief Compliance Officer.

Deferred Compensation Plan. The Fund adopted a Deferred Compensation Plan whereby an Independent Trustee may defer the receipt of all or a portion of their compensation. These deferred amounts, which remain as liabilities of the Fund, are treated as if invested and reinvested in shares of one or more funds at the discretion of the applicable Independent Trustee. These amounts represent general, unsecured liabilities of the Fund and vary according to the total returns of the selected funds. Liabilities related to deferred balances are included in Payable for Board of trustees fees in the

JNL Investors Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2024

Statement of Assets and Liabilities. Increases or decreases related to the changes in value of deferred balances are included in Board of trustees fees set forth in the Statement of Operations.

NOTE 8. INCOME TAX MATTERS

The Fund is treated as a separate tax payer for federal income tax purposes. The Fund intends to continue to qualify as a regulated investment company ("RIC") and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to RICs. Therefore, no federal income tax provision is required. The Fund may also fully or partially satisfy its distribution requirements by using consent dividends rather than cash dividends. Consent dividends are authorized by Jackson, and the distributions are treated as if they were paid in cash for tax purposes only. Under current tax law, interest, dividends and capital gains paid by the Fund are not currently taxable to shareholders when left to accumulate within a variable annuity contract or variable life insurance policies.

The following information is presented on an income tax basis (in thousands). Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions. Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. Permanent differences may include but are not limited to the following: paydown reclassifications, non-deductible offering costs and distribution adjustments. These reclassifications have no impact on net assets.

As of June 30, 2024, the cost of investments and the components of net unrealized appreciation (depreciation) (in thousands) for federal income tax purposes were as follows:

	Tax Cost of Investments($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
JNL Government Money Market Fund	2,788,046	8	(8)	—

The tax character of distributions paid by the Fund (in thousands) during the Fund's fiscal year ended December 31, 2023 was as follows:

	Net Ordinary Income*($)	Long-term Capital Gain($)	Return of Capital($)
JNL Government Money Market Fund	135,119	—	—

* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

The Fund files U.S. federal and various state and local tax returns. A Fund’s federal tax returns are generally subject to examination for a period of three fiscal years after the date they are filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management completed an evaluation of the Fund's tax positions taken for all open tax years and based on that evaluation, determined that no provision for federal income tax was required in the Fund's financial statements during the period ended June 30, 2024.

NOTE 9. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Fund through the date the financial statements are issued and has concluded there were no events that require adjustments to the financial statements or disclosure in the notes to financial statements.

JNL Investors Series Trust (Unaudited)

Additional Disclosures (Unaudited)

June 30, 2024

Proxy Voting Policies and Procedures and Proxy Voting Record. A description of the Policy that the Fund's Adviser (and Sub-Adviser) used to vote proxies relating to portfolio securities and additional information on how the Fund voted any proxies relating to portfolio securities during the 12-month period ended June 30, 2024, are available without charge (1) by calling 1-800-392-2909; (2) on Jackson National Life Insurance Company's or Jackson National Life Insurance Company of New York's website at www.jackson.com; and (3) by visiting the SEC’s website at www.sec.gov.

JNL Investors Series Trust (Unaudited)

Additional Disclosures (Unaudited)

June 30, 2024

Supplement Dated May 13, 2024

To The Prospectus Dated April 29, 2024

JNL® Investors Series Trust

All changes are effective February 1, 2024.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies” for the JNL Government Money Market Fund please delete the first paragraph in the entirety and replace with the following:

Principal Investment Strategies. Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 99.5% of its total assets in cash, U.S. Government securities, and/or repurchase agreements that are “collateralized fully” (i.e., collateralized by cash or government securities). The government securities typically have a maximum remaining maturity of 397 calendar days and the repurchase agreements are collateralized by cash or government securities. Under normal circumstances, the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in government securities or repurchase agreements collateralized by government securities. As a government money market fund, the Fund is exempt from requirements that permit money market funds to impose a liquidity fee. While the Fund’s Board of Trustees may elect to subject the Fund to liquidity fee requirements in the future, the Board of Trustees has not elected to do so at this time.

This Supplement is dated May 13, 2024.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The interested Trustee and the Officers of the Trust or the Adviser do not receive any compensation from the Trust for their services as Trustees or Officers. The following persons, who are Independent Trustees of the Trust, received from the Trust the compensation amounts indicated for their services as such for the 6-month period ended June 30, 2024:

Trustee	Aggregate Compensation from the Trust[1]	Pension or Retirement Benefits Accrued As Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Trust and Fund Complex
Eric O. Anyah	$2,118	$0	$0	$192,500	[2]
Michael Bouchard	$1,980	$0	$0	$180,000	[3]
Ellen Carnahan	$2,118	$0	$0	$192,500	[4]
John Gillespie	$2,118	$0	$0	$192,500
William R. Rybak	$1,980	$0	$0	$180,000
Mark S. Wehrle	$2,145	$0	$0	$195,000
Edward Wood	$2,558	$0	$0	$232,500	[5]
Patricia Woodworth	$1,980	$0	$0	$180,000

[1]	The fees paid to the Independent Trustees are paid for combined service on the Boards of the JNL Series Trust, JNL Investors Series Trust, Jackson Credit Opportunities Fund, and Jackson Real Assets Fund (the “Fund Complex”). The fees are allocated to the Fund Complex and affiliated investment companies on a pro-rata basis based on net assets. The total fees paid to all the Independent Trustees is $1,545,000.
[2]	Amount includes $192,500 deferred by Mr. Anyah.
[3]	Amount includes $9,000 deferred by Mr. Bouchard.
[4]	Amount includes $192,500 deferred by Ms. Carnahan
[5]	Amount includes $69,750 deferred by Mr. Wood.

The Statement of Additional Information includes additional information about the Trustees and may be obtained at no charge by calling 1-800-644-4565 (Jackson Service Center) or 1-800-599-5651 (Jackson NY Service Center), by writing the JNL Investors Series Trust, 225 W. Wacker Drive, Chicago, IL 60606, or by visiting www.jackson.com.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 16. Controls and Procedures.

(a) The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant's filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant's management, including the registrant's principal executive officer and the registrant's principal financial officer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on such evaluation, the registrant's principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures are effective.

(b) There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Exhibits.

(a)	(1) Not applicable to the semi-annual filing.

(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

(3) Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Investors Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	August 30, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	August 30, 2024

By:	/s/ Andrew Tedeschi
Andrew Tedeschi
Principal Financial Officer

Date:	August 30, 2024

EXHIBIT LIST

Exhibit 18(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 18(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.